Form N-1A Supplement	Apr. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated September 18, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated August 28, 2026, as supplemented to date
Effective September 18, 2026, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” and “Fund Overview — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” are hereby deleted in their entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and/or First National Digital Currency Bank, N.A. (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.

Circle Reserve Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
Circle Reserve Fund
(the “Fund”)
Supplement dated September 18, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated August 28, 2026, as supplemented to date
Effective September 18, 2026, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The sections of the Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” and “Fund Overview — Principal Risks of Investing in the Fund — Shareholder Purchase/Redemption Risk” are hereby deleted in their entirety and replaced with the following:
Shareholder Purchase/Redemption Risk — Shares of the Fund are held by Circle Internet Financial, LLC, Circle Internet Financial Europe SAS, Circle Internet Trust Company, LLC and/or First National Digital Currency Bank, N.A. (collectively, “Circle”) as a portion of the reserves associated with Circle’s issuance of stablecoins to customers. The assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such coins. Stablecoins may face periods of uncertainty resulting in the potential for rapid requests by Circle for redemption of the Fund’s shares.